[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
February 28, 2001

Merrill Lynch
California
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended February 28, 2001, long-term fixed-income bond yields generally declined. The strength seen in the US economy in 1999 and early 2000 clearly has moderated in recent months. After growing approximately 5% in the first half of 2000, US gross domestic product (GDP) declined to 2.2% during the third quarter of 2000. An estimate of fourth quarter 2000 GDP growth was recently released at 1.1%. Additionally, over the past six months, inflationary pressures have remained well contained, largely in the 2%--3% range. As a result of moderating economic growth and low inflation, US Treasury bond yields remained relatively stable into late October 2000.

However, rising oil and natural gas prices rekindled investors' inflationary fears and US Treasury bond yields quickly rose to nearly 6% by early November 2000. During late November and early December, long-term bond yields fluctuated in response to declining commodity prices and the considerable uncertainty surrounding the presidential election. In December 2000, significant declines in US equity markets, especially the NASDAQ, as well as another series of weak economic indicators, combined to reestablish the decline in long-term US Treasury bond yields. By mid-December, the Federal Reserve Board announced that current economic conditions warranted the cessation of the series of short-term interest rate increases they had initiated in February 2000. Given the favorable economic environment and, at least, a neutral Federal Reserve Board policy, investors were free again to focus on the ongoing US Treasury debt reduction program and forecasts of sizeable Federal budgetary surpluses going forward. Many analysts and investors concluded that there would be a significant future shortage of longer-maturing US Treasury securities. These factors helped push US Treasury bond yields lower. By the end of December, US Treasury bond yields declined to 5.45%, their lowest monthly closing level in almost two years.

In early January 2001, the Federal Reserve Board lowered short-term interest rates by 50 basis points (0.50%), citing declining consumer confidence and weakening industrial production and retail sales growth. Similar reasons were given for an additional 50 basis point reduction in short-term interest rates by the Federal Reserve Board at the end of January 2001. However, despite recent reductions in short-term interest rates, US equity markets remained weak. This has led many investors to seek the safety of fixed-income markets, causing bond yields to decline further. By the end of the six-month period ended February 28, 2001, US Treasury bonds declined overall by nearly 30 basis points to close the period at 5.30%.

Long-term tax-exempt bonds also responded well to the economic environment that developed during the last six months. While municipal bond yields followed a downward pattern similar to that of US Treasury bonds, tax-exempt bond price volatility was limited. Municipal bond yields traded in a relatively narrow range, generally declining steadily throughout the last six months. Overall investor demand for municipal bonds has remained very positive, allowing tax-exempt bond yields, as measured by the Bond Buyer Revenue Bond Index, to decline 25 basis points to end the period at 5.47%, their lowest monthly closing level in more than 18 months.

The underperformance of the municipal bond market mainly reflected the dramatic increase in tax-exempt bond issuance over the past few months. The decline in tax-exempt bond yields triggered a large number of municipalities to refinance outstanding higher-couponed issues as well as issue new debt to support capital projects such as school buildings and general infrastructure needs. During the past 12 months, more than $211 billion in new long-term municipal securities was issued, an increase of almost 5% compared to the same 12-month period a year ago. During the last six months, nearly $110 billion in new tax-exempt bonds was underwritten, an increase of over 12% when compared to the same six-month period a year ago. More than $55 billion in new long-term municipal bonds was financed during the past three months, a staggering increase of over 40% compared to the same three-month period a year ago. This dramatic response to falling tax-exempt bond yields by municipalities can be seen in the monthly issuance for February 2001 as over $20 billion in new long-term municipal bonds was underwritten, an increase of more than 60% compared to monthly issuance in February 2000.

The recent increase in tax-exempt bond issuance prevented municipal bond yields from declining as much as US Treasury bond yields. Overall investor demand for municipal bonds remained strong and came from a number of non-traditional and conventional sources. Derivative/arbitrage programs and insurance

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

companies remained the dominant buyers, while individual retail investor demand also remained strong. Tax-exempt bond funds experienced renewed investor interest. Rising equity market valuations throughout most of last year siphoned away much of the demand from municipal bond mutual funds. In January 2000, tax-exempt bond funds experienced net cash outflows of more than $4 billion as investors withdrew from bond funds mainly to finance the purchase of various equity securities. The increased demand for tax-exempt issues to a great extent resulted from the continued decline of US equity markets, but even more, from the attractive tax-exempt bond yield ratios currently available. Many investors fled the instability and uncertainty of the equity market for the safety and security of municipal bond issues yielding 90%--95% of comparable US Treasury bond yields.

The outlook for the tax-exempt bond market in 2001 appears quite favorable. The steeply positive yield curve and relatively high credit quality that the municipal bond market offers should continue to attract retail and institutional investors seeking both tax-exempt income and a ready substitute for relatively scarce US Government securities. Strong state and local governmental financial conditions also suggest that issuance should remain manageable in the coming months. Research analysts suggest that annual issuance in 2001 is likely to remain in the $200 billion range. Additionally, while it appears likely that President Bush will keep his campaign promise to lower Federal income tax rates in 2001, any legislation is unlikely to be enacted before late summer. These factors suggest that the strong technical position the municipal bond market has enjoyed is likely to continue. Given recent market performance, the strong returns illustrate the excellent investment diversification municipal bonds can provide to investors.

Portfolio Strategy

During the six months ended February 28, 2001, our investment strategy continued to emphasize high-grade, quality tax-exempt securities. At the close of the period, 94% of the Fund's total assets in securities were rated AA or higher. We continued to maintain our credit quality, which helped Fund performance as credit quality spreads widened in the municipal marketplace. Specifically, the utility situation in California generated much uncertainty in the energy sector. The Fund had limited exposure to this sector and avoided any related market volatility. Because of the recent decline in interest rates, we took a less optimistic view of municipal bond price levels. Long-term California municipal bonds reached yields of 5%, historically a level from which retail demand retreated. We used market strength to reduce the Fund's exposure to the long end of the maturity spectrum. We sold long maturity, discounted securities that are more sensitive to interest rate changes and reinvested the proceeds in shorter duration serial holdings with higher current coupon structure. Our strategy going forward will be to attempt to limit the Fund's net asset value volatility, while seeking to maintain a competitive current return and a higher-quality credit profile.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch California Municipal Bond Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

March 28, 2001

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

PROXY RESULTS

During the six-month period ended February 28, 2001, Merrill Lynch California Municipal Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 21, 2000. The description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Shares Voted     Shares Withheld
                                                                                           For           From Voting
------------------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:        Terry K. Glenn                         36,910,521          406,326
                                                 James H. Bodurtha                      36,916,282          400,565
                                                 Herbert I. London                      36,905,234          411,613
                                                 Joseph L. May                          36,900,065          416,782
                                                 Andre F. Perold                        36,917,872          398,975
                                                 Roberta Cooper Ramo                    36,887,013          429,834

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Shares Voted     Shares Voted      Shares Voted
                                                                                   For            Against           Abstain
------------------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                            36,746,527          96,330           473,990
------------------------------------------------------------------------------------------------------------------------------------
3. To approve an amendment to the Fund's charter permitting
   the Board to convert the Fund to a "master/feeder" structure.                35,280,000         933,137         1,103,710
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Arthur Zeikel, Trustee of Merrill Lynch California Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                         Ten Years/
                                                                          6 Month        12 Month      Since Inception  Standardized
As of February 28, 2001                                                Total Return    Total Return     Total Return    30-Day Yield
====================================================================================================================================
ML California Municipal Bond Fund Class A Shares                          +4.66%          +13.17%         +90.56%          4.17%
------------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class B Shares                          +4.40           +12.61          +81.11           3.84
------------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class C Shares                          +4.35           +12.49          +45.23           3.74
------------------------------------------------------------------------------------------------------------------------------------
ML California Municipal Bond Fund Class D Shares                          +4.61           +13.06          +49.98           4.07
====================================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                            % Return Without   % Return With
                                              Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                           +13.45%            + 8.91%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 5.32             + 4.46
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                          + 6.76             + 6.33
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                % Return          % Return
                                               Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                           +12.78%             +8.78%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.79              +4.79
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                          + 6.22              +6.22
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return           % Return
                                               Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                           +12.77%            +11.77%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 4.68             + 4.68
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                  + 6.12             + 6.12
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without     % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                           +13.23%             +8.70%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                         + 5.21              +4.36
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/00                                  + 6.65              +5.95
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                      Issue                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
California--99.0%
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 2,625    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                               Medical Center), 6% due 12/01/2029 (a)                                                      $  2,853
-----------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,750    Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                               (Community Facility Number 1), Series A, 7% due 8/01/2019                                      4,076
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                               RITES, 9.22% due 12/28/2018 (h)(j)                                                             3,810
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,000    Bay Area Government Association, California, Revenue Refunding Bonds (California
                               Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (f)                                    6,338
-----------------------------------------------------------------------------------------------------------------------------------
                               California Educational Facilities Authority, Revenue Refunding Bonds:
NR*       Aaa         4,000      RIB, Series 413, 9% due 10/01/2026 (h)(j)                                                    4,576
NR*       Aaa         1,025      (University of the Pacific), 5.875% due 11/01/2020 (h)                                       1,109
-----------------------------------------------------------------------------------------------------------------------------------
                               California HFA, Home Mortgage Revenue Bonds:
AA-       Aa2         1,950      AMT, Series F-1, 7% due 8/01/2026 (d)                                                        1,999
AA-       Aa2         6,900      Series D, 5.85% due 8/01/2017                                                                7,365
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           980    California HFA, Housing Revenue Bonds, AMT, Series A, 7.20% due 2/01/2026 (h)                  1,006
-----------------------------------------------------------------------------------------------------------------------------------
                               California HFA, M/F Housing Revenue Bonds, VRDN, AMT (k):
NR*       VMIG1@      1,500      Series A, 1.65% due 2/01/2026                                                                1,500
A1+       VMIG1@      1,700      Series C, 1.55% due 2/01/2033                                                                1,700
-----------------------------------------------------------------------------------------------------------------------------------
AA-       Aa2         3,650    California HFA Revenue Bonds, RIB, AMT, Series B-2, 8.959% due 8/01/2023 (d)(j)                3,956
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    California Health Facilities Finance Authority, Insured Health Facility Revenue Refunding
                               Bonds (Catholic Healthcare West), Series A, 6% due 7/01/2017 (h)                               3,301
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aa3         5,780    California Health Facilities Finance Authority Revenue Bonds (Scripps Research Institute),
                               Series A, 6.625% due 7/01/2014                                                                 6,187
-----------------------------------------------------------------------------------------------------------------------------------
                               California Health Facilities Finance Authority, Revenue Refunding Bonds (Adventist
                               Hospital), VRDN (h)(k):
A1+       VMIG1@         50      Series B, 1.45% due 9/01/2028                                                                   50
A1+       VMIG1@        235      Series C, 1.45% due 9/01/2015                                                                  235
-----------------------------------------------------------------------------------------------------------------------------------
                               California Pollution Control Financing Authority, PCR, Refunding, VRDN (k):
A1+       NR*         4,000      (Pacific Gas and Electric), AMT, Series B, 5.50% due 12/01/2016                              4,000
A1+       NR*         2,000      (Pacific Gas and Electric), AMT, Series B, 6.25% due 11/01/2026                              2,000
A1+       NR*        17,000      (Pacific Gas and Electric), Series D, 6% due 11/01/2026                                     17,000
A1+       VMIG1@        400      (Shell Oil Company Project), Series B, 1.45% due 10/01/2011                                    400
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HFA     Housing Finance Agency
INFLOS  Inverse Floating Rate Municipal Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITES   Residual Interest Tax-Exempt Securities
RITR    Residual Interest Trust Receipts
S/F     Single-Family
VRDN    Variable Rate Demand Notes

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                      Issue                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@      $ 600    California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds
                               (Shell Oil Company--Martinez Project), VRDN, AMT, Series A, 1.50% due 10/01/2024 (k)        $    600
-----------------------------------------------------------------------------------------------------------------------------------
AA-       Aa3         5,970    California State Department of Veteran Affairs, Home Purpose Revenue Refunding Bonds,
                               Series C, 5.875% due 12/01/2015                                                                6,282
-----------------------------------------------------------------------------------------------------------------------------------
                               California State, GO, Refunding:
AAA       Aaa        10,695      5.50% due 3/01/2013 (c)                                                                     11,591
AAA       Aaa         4,000      4.25% due 10/01/2026 (h)                                                                     3,431
AA        Aa2         5,500      (Veterans), AMT, Series B, 5% due 12/01/2012                                                 5,554
AA        Aa2         6,720      (Veterans), AMT, Series B, 5.10% due 12/01/2013                                              6,786
-----------------------------------------------------------------------------------------------------------------------------------
A+        A           2,840    California State Public Works Board, High Technology Facilities, Lease Revenue Bonds
                               (San Jose Facilities), Series A, 7.75% due 8/01/2006                                           3,162
-----------------------------------------------------------------------------------------------------------------------------------
                               California State Public Works Board, Lease Revenue Bonds:
AA-       Aaa         8,000      (Department of Corrections), Series A, 7% due 11/01/2004 (i)                                 9,110
AAA       Aaa         1,315      (Various University of California Projects), Series C, 5.125% due 9/01/2022 (a)              1,318
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                               Corrections), Series B, 5.625% due 11/01/2019 (h)                                             10,498
-----------------------------------------------------------------------------------------------------------------------------------
                               California Statewide Communities Development Authority, COP:
NR*       VMIG1@      3,000      (Continuing Care/University Project), VRDN, 1.40% due 11/15/2028 (k)                         3,000
AAA       NR*         6,000      Refunding (Huntington Memorial Hospital), 5.80% due 7/01/2026 (g)                            6,307
-----------------------------------------------------------------------------------------------------------------------------------
                               Contra Costa County, California, Public Financing Authority, Tax Allocation Revenue
                               Bonds, Series A:
AAA       NR*           660      7.10% due 8/01/2002 (i)                                                                        709
BBB       NR*           340      7.10% due 8/01/2022                                                                            353
-----------------------------------------------------------------------------------------------------------------------------------
                               Corona, California, COP, Refunding (Corona County):
AAA       Aaa         1,915      8% due 3/01/2009 (i)                                                                         2,437
AAA       Aaa         2,065      8% due 3/01/2010 (i)                                                                         2,670
AAA       Aaa         2,230      8% due 3/01/2011 (i)                                                                         2,927
AAA       Aaa         2,410      8% due 3/01/2012 (i)                                                                         3,203
AAA       Aaa         2,605      8% due 3/01/2013 (i)                                                                         3,490
AAA       Aaa         2,810      8% due 3/01/2014 (i)                                                                         3,784
AAA       Aaa         3,035      8% due 3/01/2015 (b)                                                                         4,096
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Fontana, California, Special Tax, Refunding (Community Facilities District Number 2),
                               Senior Series A, 5.25% due 9/01/2017 (h)                                                       2,071
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Hawthorne, California, School District, GO, Series A, 5.50% due 5/01/2022 (c)                  2,863
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,080    Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                               Facilities District No. 86-1), 5.50% due 11/01/2017 (a)                                        5,366
-----------------------------------------------------------------------------------------------------------------------------------
                               Long Beach, California, Improvement Bond Act 1915 (Assessment District 90-2):
NR*       NR*           465      7% due 9/02/2001                                                                               471
NR*       NR*           495      7.05% due 9/02/2002                                                                            513
NR*       NR*           530      7.10% due 9/02/2003                                                                            552
NR*       NR*           570      7.15% due 9/02/2004                                                                            594
NR*       NR*           610      7.20% due 9/02/2005                                                                            635
NR*       NR*           650      7.25% due 9/02/2006                                                                            677
NR*       NR*         4,040      7.50% due 9/02/2011                                                                          4,207
-----------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         1,000    Long Beach, California, Special Tax Bonds (Community Facilities District No. 3--Pine Ave.),
                               6.375% due 9/01/2023                                                                           1,036
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                               11/01/2031 (a)                                                                                 4,453
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                      Issue                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 5,150    Los Angeles, California, Community Redevelopment Agency, Tax Allocation Refunding
                               Bonds (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                                     $  5,646
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Los Angeles, California, Convention and Exhibition Center Authority, COP, 9% due
                               12/01/2005 (i)                                                                                12,366
-----------------------------------------------------------------------------------------------------------------------------------
                               Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                               Refunding Bonds:
A+        Aa3         1,750      5.875% due 2/15/2020                                                                         1,825
NR*       Aa3        10,000      RIB, Series 370, 8.65% due 2/15/2024 (j)                                                    10,978
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         5,000    Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                               9.595% due 11/01/2026 (h)(j)                                                                   5,716
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         5,000    Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60% due
                               10/01/2018 (b)                                                                                 6,385
-----------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Water District of Southern California, Waterworks Revenue Bonds:
AA        Aa2         4,000      Series A, 5% due 7/01/2026                                                                   3,893
AA        Aa2         5,000      Series C, 5.125% due 7/01/2012                                                               5,282
-----------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         2,160    Metropolitan Water District of Southern California, Waterworks Revenue Refunding Bonds,
                               Series A, 5.375% due 7/01/2013                                                                 2,352
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        15,000    Northern California, Transmission Revenue Refunding Bonds (California--Oregon
                               Transmission Project), Series A, 5.25% due 5/01/2020 (h)                                      15,127
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,635    Ontario, California, Redevelopment Financing Authority, Revenue Refunding Bonds
                               (Cimarron Project No.1--Center City), 6.375% due 8/01/2020 (h)                                  5,901
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         5,000    Pittsburg, California, Redevelopment Agency, Residential Mortgage Revenue Bonds,
                               9.60% due 6/01/2016 (b)                                                                        7,618
-----------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         7,835    Pleasanton, California, Joint Powers Financing Authority, Revenue Refunding Reassessment
                               Bonds, Sub-Series B, 6.75% due 9/02/2017                                                       8,208
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019 (h)     1,051
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,295    Port Oakland, California, RITR, AMT, Class R, Series 5, 8.168% due 11/01/2012 (c)(j)           7,379
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,865    Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                               (Solid Waste and Redevelopment Project), 5.75% due 12/01/2022 (a)                              4,133
-----------------------------------------------------------------------------------------------------------------------------------
                               Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds:
AAA       Aaa         7,000      INFLOS, 8.767% due 8/15/2018 (c)(j)                                                          7,805
AAA       Aaa         8,000      Series L, 5.125% due 7/01/2022 (h)                                                           8,018
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B, 5%
                               due 7/01/2026 (c)                                                                              9,775
-----------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         3,690    Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding
                               Bonds, Series A, 5.75% due 12/01/2018                                                          3,881
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,500    Saddleback Valley, California, Unified School District, Public Financing Authority, Special
                               Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                                 3,690
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation Revenue
                               Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                                            4,279
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         4,000    San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                               5.50% due 8/01/2019 (h)                                                                        4,107
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                               Revenue Bonds, 5% due 8/01/2021 (c)                                                            9,911
-----------------------------------------------------------------------------------------------------------------------------------
                               San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Bonds, AMT, Second Series:
AAA       Aaa         6,500      Issue 6, 6.60% due 5/01/2020 (a)                                                             7,020
AAA       Aaa         3,000      Issue 11, 6.25% due 5/01/2026 (c)                                                            3,171
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                      Issue                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
California (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
AA        Aa3       $ 1,720    San Francisco, California, City and County Educational Facilities, GO (Community
                               College), Series A, 5.75% due 6/15/2019                                                     $  1,841
-----------------------------------------------------------------------------------------------------------------------------------
AA        Aa3         1,310    San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75%
                               due 6/15/2019                                                                                  1,402
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    San Jose, California, Redevelopment Agency Tax Allocation Bonds (Merged Area
                               Redevelopment Project), 5% due 8/01/2026 (a)                                                   9,788
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,420    San Jose--Evergreen, California, Community College District, GO, Series B, 5.50% due
                               9/01/2021 (c)                                                                                  1,480
-----------------------------------------------------------------------------------------------------------------------------------
                               San Juan, California, Unified School District, GO:
AAA       Aaa         3,740      5.625% due 8/01/2017 (c)                                                                     4,028
AAA       Aaa         2,000      5.70% due 8/01/2019 (f)                                                                      2,140
AAA       Aaa         4,345      5.625% due 8/01/2020 (c)                                                                     4,601
-----------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         1,250    San Mateo, California, GO (Library Improvement Project), 5.625% due 8/01/2025                  1,307
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC Facility
                               Replacement Project), Series A, 6.75% due 11/15/2004 (a)(i)                                   11,324
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                               Series A, 5% due 11/15/2022 (a)                                                                4,941
-----------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa        10,000    Santa Clara Valley, California, Water District, COP, Refunding, RIB, Series 411, 9% due
                               2/01/2024 (c)(j)                                                                              10,995
-----------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,000    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                               Facilities District No. 99), Series 1, 6.25% due 9/01/2029                                     3,070
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                               Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                          4,348
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Rosa, California, Wastewater Revenue Refunding Bonds (Subregional Wastewater
                               Project), Series A, 5% due 9/01/2022 (c)                                                       9,857
-----------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,145    Southern California Home Finance Authority, S/F Mortgage Revenue Bonds
                               (Mortgage-Backed Securities Program), AMT, Series A, 7.35% due 9/01/2024 (e)                   1,169
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,060    Southgate Recreation and Park District, California, COP, Refunding, Series A, 5.50% due
                               10/01/2011 (f)                                                                                 2,169
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--2.6%
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Refunding Bonds,
                               5% due 7/01/2015 (h)                                                                           2,552
-----------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,300    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 8.167% due
                               7/01/2016 (h)(j)                                                                               8,458
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$405,877)--101.6%                                                                                  439,194
Liabilities in Excess of other Assets--(1.6%)                                                                                (6,796)
                                                                                                                           --------
Net Assets--100.0%                                                                                                         $432,398
                                                                                                                           ========
-----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   Connie Lee Insured.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2001.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2001.
*     Not Rated.
@     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

FINANCIAL INFORMATION

------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of February 28, 2001
------------------------------------------------------------------------------------------------------------------------------------
Assets:                 Investments, at value (identified cost--$405,877,397) ........................                 $439,193,790
                        Cash .........................................................................                       16,385
                        Receivables:
                          Interest ...................................................................  $ 6,269,350
                          Securities sold ............................................................    1,645,641
                          Beneficial interest sold ...................................................      403,732       8,318,723
                                                                                                        -----------
                        Prepaid registration fees and other assets ...................................                       89,131
                                                                                                                       ------------
                        Total assets .................................................................                  447,618,029
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:            Payables:
                          Securities purchased .......................................................   13,984,064
                          Dividends to shareholders ..................................................      455,753
                          Beneficial interest redeemed ...............................................      349,273
                          Investment adviser .........................................................      159,846
                          Distributor ................................................................       91,001      15,039,937
                                                                                                        -----------
                        Accrued expenses and other liabilities .......................................                      180,534
                                                                                                                       ------------
                        Total liabilities ............................................................                   15,220,471
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Net assets ...................................................................                 $432,397,558
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets              Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:             shares authorized ............................................................                 $    288,288
                        Class B Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ............................................................                    1,625,646
                        Class C Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ............................................................                      102,686
                        Class D Shares of beneficial interest, $.10 par value, unlimited number of
                        shares authorized ............................................................                    1,747,227
                        Paid-in capital in excess of par .............................................                  416,278,741
                        Accumulated realized capital losses--net .....................................                  (17,186,306)
                        Accumulated distributions in excess of realized capital gains--net ...........                   (3,775,117)
                        Unrealized appreciation on investments--net ..................................                   33,316,393
                                                                                                                       ------------
                        Net assets ...................................................................                 $432,397,558
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:        Class A--Based on net assets of $33,110,902 and 2,882,883 shares of
                        beneficial interest outstanding ..............................................                 $      11.49
                                                                                                                       ============
                        Class B--Based on net assets of $186,770,121 and 16,256,464 shares of
                        beneficial interest outstanding ..............................................                 $      11.49
                                                                                                                       ============
                        Class C--Based on net assets of $11,795,592 and 1,026,859 shares of
                        beneficial interest outstanding ..............................................                 $      11.49
                                                                                                                       ============
                        Class D--Based on net assets of $200,720,943 and 17,472,274 shares of
                        beneficial interest outstanding ..............................................                 $      11.49
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

Statement of Operations

                                                                                                         For the Six Months Ended
                                                                                                                February 28, 2001
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned ..................                   $12,393,178
---------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ..................................................   $ 1,177,063
                        Account maintenance and distribution fees--Class B ........................       480,142
                        Account maintenance fees--Class D .........................................        96,975
                        Accounting services .......................................................        67,368
                        Transfer agent fees--Class B ..............................................        32,820
                        Account maintenance and distribution fees--Class C ........................        32,570
                        Professional fees .........................................................        32,435
                        Transfer agent fees--Class D ..............................................        26,662
                        Printing and shareholder reports ..........................................        22,340
                        Custodian fees ............................................................        19,820
                        Registration fees .........................................................        16,295
                        Trustees' fees and expenses ...............................................         9,919
                        Pricing fees ..............................................................         6,059
                        Transfer agent fees--Class A ..............................................         4,293
                        Transfer agent fees--Class C ..............................................         1,905
                        Other .....................................................................         8,971
                                                                                                      -----------
                        Total expenses ............................................................                     2,035,637
                                                                                                                      -----------
                        Investment income--net ....................................................                    10,357,541
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------
Realized &              Realized gain on investments--net .........................................                     3,099,011
Unrealized Gain on      Change in unrealized appreciation on investments--net .....................                     5,310,222
Investments--Net:                                                                                                     -----------
                         Net Increase in Net Assets Resulting from Operations .....................                   $18,766,774
                                                                                                                      ===========
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                     For the Six     For the Year
                                                                                                     Months Ended        Ended
Increase (Decrease) in Net Assets:                                                                   Feb. 28, 2001   Aug. 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net ....................................................  $ 10,357,541    $ 23,152,659
                        Realized gain (loss) on investments--net ..................................     3,099,011     (20,285,317)
                        Change in unrealized appreciation on investments--net .....................     5,310,222      24,293,874
                                                                                                     ------------    -------------
                        Net increase in net assets resulting from operations ......................    18,766,774      27,161,216
                                                                                                     ------------    -------------
----------------------------------------------------------------------------------------------------------------------------------
Dividends to            Investment income--net:
Shareholders:             Class A .................................................................      (798,988)     (1,771,827)
                          Class B .................................................................    (4,437,547)    (10,985,694)
                          Class C .................................................................      (245,405)       (489,378)
                          Class D .................................................................    (4,875,601)     (9,905,760)
                                                                                                     ------------    ------------
                        Net decrease in net assets from dividends to shareholders .................   (10,357,541)    (23,152,659)
                                                                                                     ------------    -------------
----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial
Transactions:           interest transactions .....................................................   (12,047,690)    (80,602,960)
                                                                                                     ------------    -------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total decrease in net assets ..............................................    (3,638,457)    (76,594,403)
                        Beginning of period .......................................................   436,036,015     512,630,418
                                                                                                     ------------    -------------
                        End of period .............................................................  $432,397,558    $436,036,015
                                                                                                     ============    =============
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

Financial Highlights

                                                                                                 Class A
                                                                   ----------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived            Six Months
from information provided in the financial statements.                 Ended                 For the Year Ended August 31,
                                                                      Feb. 28,   --------------------------------------------------
Increase (Decrease) in Net Asset Value:                                 2001         2000        1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $    11.26    $    11.10   $    12.15    $    11.81   $    11.49
Operating                                                          ----------    ----------   ----------    ----------   ----------
Performance:            Investment income--net .................          .29           .58          .60           .63          .64
                        Realized and unrealized gain (loss) on
                        investments--net .......................          .23           .16         (.79)          .34          .32
                                                                   ----------    ----------   ----------    ----------   ----------
                        Total from investment operations .......          .52           .74         (.19)          .97          .96
                                                                   ----------    ----------   ----------    ----------   ----------
                        Less dividends and distributions:
                          Investment income--net ...............         (.29)         (.58)        (.60)         (.63)        (.64)
                          Realized gain on investments--net ....           --            --         (.18)           --           --
                          In excess of realized gain on
                          investments--net .....................           --            --         (.08)           --           --
                                                                   ----------    ----------   ----------    ----------   ----------
                        Total dividends and distributions ......         (.29)         (.58)        (.86)         (.63)        (.64)
                                                                   ----------    ----------   ----------    ----------   ----------
                        Net asset value, end of period .........   $    11.49    $    11.26   $    11.10    $    12.15   $    11.81
                                                                   ==========    ==========   ==========    ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....        4.66%+        7.02%       (1.80%)        8.39%        8.55%
Return:**                                                          ==========    ==========   ==========    ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........         .66%*         .67%         .65%          .65%         .63%
Average                                                            ==========    ==========   ==========    ==========   ==========
Net Assets:             Expenses ...............................         .66%*         .67%         .65%          .65%         .63%
                                                                   ==========    ==========   ==========    ==========   ==========
                        Investment income--net .................        5.13%*        5.35%        5.07%         5.25%        5.49%
                                                                   ==========    ==========   ==========    ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $   33,111    $   31,868   $   37,641    $   45,544   $   44,652
Data:                                                              ==========    ==========   ==========    ==========   ==========
                        Portfolio turnover .....................       20.18%        84.36%      106.84%        90.92%       73.60%
                                                                   ==========    ==========   ==========    ==========   ==========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

Financial Highlights (continued)

                                                                                               Class B
                                                                   -------------------------------------------------------------
                                                                      For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                 Ended                For the Year Ended August 31,
                                                                     Feb. 28,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001           2000         1999         1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $   11.26      $   11.10     $   12.16   $   11.82   $   11.49
Operating                                                          ---------      ---------     ---------   ---------   ---------
Performance:            Investment income--net .................         .26            .53           .54         .57         .58
                        Realized and unrealized gain (loss) on
                        investments--net .......................         .23            .16          (.80)        .34         .33
                                                                   ---------      ---------     ---------   ---------   ---------
                        Total from investment operations .......         .49            .69          (.26)        .91         .91
                                                                   ---------      ---------     ---------   ---------   ---------
                        Less dividends and distributions:
                          Investment income--net ...............        (.26)          (.53)         (.54)       (.57)       (.58)
                          Realized gain on investments--net ....          --             --          (.18)         --          --
                          In excess of realized gain on
                          investments--net .....................          --             --          (.08)         --          --
                                                                   ---------      ---------     ---------   ---------   ---------
                        Total dividends and distributions ......        (.26)          (.53)         (.80)       (.57)       (.58)
                                                                   ---------      ---------     ---------   ---------   ---------
                        Net asset value, end of period .........   $   11.49      $   11.26     $   11.10   $   12.16   $   11.82
                                                                   =========      =========     =========   =========   =========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....       4.40%+         6.48%        (2.38%)      7.84%       8.09%
Return:**                                                          =========      =========     =========   =========   =========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........       1.17%*         1.18%         1.16%       1.16%       1.14%
Average                                                            =========      =========     =========   =========   =========
Net Assets:             Expenses ...............................       1.17%*         1.18%         1.16%       1.16%       1.14%
                                                                   =========      =========     =========   =========   =========
                        Investment income--net .................       4.62%*         4.85%         4.57%       4.75%       4.98%
                                                                   =========      =========     =========   =========   =========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $ 186,770      $ 200,409     $ 269,191   $ 341,111   $ 376,018
Data:                                                              =========      =========     =========   =========   =========
                        Portfolio turnover .....................      20.18%         84.36%       106.84%      90.92%      73.60%
                                                                   =========      =========     =========   =========   =========
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

Financial Highlights (continued)

                                                                                                 Class C
                                                                  --------------------------------------------------------------
                                                                    For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.               Ended                 For the Year Ended August 31,
                                                                    Feb. 28,     -----------------------------------------------
Increase (Decrease) in Net Asset Value:                               2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $  11.26      $  11.10     $  12.15     $  11.82     $  11.49
Operating                                                          --------      --------     --------     --------     --------
Performance:            Investment income--net .................        .25           .52          .53          .55          .57
                        Realized and unrealized gain (loss) on
                        investments--net .......................        .23           .16         (.79)         .33          .33
                                                                   --------      --------     --------     --------     --------
                        Total from investment operations .......        .48           .68         (.26)         .88          .90
                                                                   --------      --------     --------     --------     --------
                        Less dividends and distributions:
                          Investment income--net ...............       (.25)         (.52)        (.53)        (.55)        (.57)
                          Realized gain on investments--net ....         --            --         (.18)          --           --
                          In excess of realized gain on
                          investments--net .....................         --            --         (.08)          --           --
                                                                   --------      --------     --------     --------     --------
                        Total dividends and distributions ......       (.25)         (.52)        (.79)        (.55)        (.57)
                                                                   --------      --------     --------     --------     --------
                        Net asset value, end of period .........   $  11.49      $  11.26     $  11.10     $  12.15     $  11.82
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....      4.35%+        6.37%       (2.40%)       7.65%        7.98%
Return:**                                                          ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........      1.27%*        1.28%        1.26%        1.26%        1.24%
Average                                                            ========      ========     ========     ========     ========
Net Assets:             Expenses ...............................      1.27%*        1.28%        1.26%        1.26%        1.24%
                                                                   ========      ========     ========     ========     ========
                        Investment income--net .................      4.52%*        4.75%        4.46%        4.64%        4.87%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $ 11,796      $ 10,262     $ 11,769     $ 12,646     $ 10,904
Data:                                                              ========      ========     ========     ========     ========
                        Portfolio turnover .....................     20.18%        84.36%      106.84%       90.92%       73.60%
                                                                   ========      ========     ========     ========     ========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                  Class D
                                                                   ---------------------------------------------------------------
                                                                     For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                Ended              For the Year Ended August 31,
                                                                     Feb. 28,   --------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2001        2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ...   $   11.26    $   11.10     $   12.16     $   11.82    $   11.49
Operating                                                          ---------    ---------     ---------     ---------    ---------
Performance:            Investment income--net .................         .28          .57           .59           .62          .63
                        Realized and unrealized gain (loss) on
                        investments--net .......................         .23          .16          (.80)          .34          .33
                                                                   ---------    ---------     ---------     ---------    ---------
                        Total from investment operations .......         .51          .73          (.21)          .96          .96
                                                                   ---------    ---------     ---------     ---------    ---------
                        Less dividends and distributions:
                          Investment income--net ...............        (.28)        (.57)         (.59)         (.62)        (.63)
                          Realized gain on investments--net ....          --           --          (.18)           --           --
                          In excess of realized gain on
                          investment--net ......................          --           --          (.08)           --           --
                                                                   ---------    ---------     ---------     ---------    ---------
                        Total dividends and distributions ......        (.28)        (.57)         (.85)         (.62)        (.63)
                                                                   ---------    ---------     ---------     ---------    ---------
                        Net asset value, end of period .........   $   11.49    $   11.26     $   11.10     $   12.16    $   11.82
                                                                   =========    =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share .....       4.61%+       6.91%        (1.98%)        8.28%        8.53%
Return:**                                                          =========    =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses, net of reimbursement .........        .76%*        .77%          .75%          .75%         .73%
Average                                                            =========    =========     =========     =========    =========
Net Assets:             Expenses ...............................        .76%*        .77%          .75%          .75%         .73%
                                                                   =========    =========     =========     =========    =========
                        Investment income--net .................       5.03%*       5.25%         4.98%         5.15%        5.39%
                                                                   =========    =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)   $ 200,721    $ 193,497     $ 194,029     $ 205,507    $ 185,300
Data:                                                              =========    =========     =========     =========    =========
                        Portfolio turnover .....................      20.18%       84.36%       106.84%        90.92%       73.60%
                                                                   =========    =========     =========     =========    =========
----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or for the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on securities held as of August 31, 2001.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(g) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ..................................            .25%              .25%
Class C ..................................            .25%              .35%
Class D ..................................            .10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD            MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  286           $2,095
Class D ..............................               $4,837           $9,978
--------------------------------------------------------------------------------

For the six months ended February 28, 2001, MLPF&S received contingent deferred sales charges of $82,541 and $1,295 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $45,025 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2001 were $83,323,887 and $102,158,731, respectively.

Net realized gains for the six months ended February 28, 2001 and net unrealized gains as of February 28, 2001 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                    Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ...................         $3,099,011         $33,316,393
                                                  ----------         -----------
Total ...................................         $3,099,011         $33,316,393
                                                  ==========         ===========
--------------------------------------------------------------------------------

As of February 28, 2001, net unrealized appreciation for Federal income tax purposes aggregated $33,316,393 of which $33,487,432 related to appreciated securities and $171,039 related to depreciated securities. The aggregate cost of investments at February 28, 2001 for Federal income tax purposes was $405,877,397.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $12,047,690 and $80,602,960 for the six months ended February 28, 2001 and for the year ended August 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended February 28, 2001                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         341,339       $  3,942,721
Shares issued to shareholders
in reinvestment of dividends ...............          28,757            326,385
                                                 -----------       ------------
Total issued ...............................         370,096          4,269,106
Shares redeemed ............................        (317,387)        (3,604,188)
                                                 -----------       ------------
Net increase ...............................          52,709       $    664,918
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended August 31, 2000                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         271,703       $  2,948,594
Shares issued to shareholders
in reinvestment of dividends ...............          69,523            752,791
                                                 -----------       ------------
Total issued ...............................         341,226          3,701,385
Shares redeemed ............................        (902,034)        (9,789,698)
                                                 -----------       ------------
Net decrease ...............................        (560,808)      $ (6,088,313)
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended February 28, 2001                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         935,077       $ 10,621,778
Shares issued to shareholders
in reinvestment of dividends ...............         169,518          1,925,283
                                                 -----------       ------------
Total issued ...............................       1,104,595         12,547,061
Automatic conversion
of shares ..................................        (896,513)       (10,214,518)
Shares redeemed ............................      (1,743,879)       (19,766,537)
                                                 -----------       ------------
Net decrease ...............................      (1,535,797)      $(17,433,994)
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended August 31, 2000                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       1,627,358       $ 17,700,189
Shares issued to shareholders
in reinvestment of dividends ...............         438,770          4,751,640
                                                 -----------       ------------
Total issued ...............................       2,066,128         22,451,829
Automatic conversion
of shares ..................................      (2,357,561)       (25,642,543)
Shares redeemed ............................      (6,159,170)       (66,667,277)
                                                 -----------       ------------
Net decrease ...............................      (6,450,603)      $(69,857,991)
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended February 28, 2001                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         211,806       $  2,414,762
Shares issued to shareholders
in reinvestment of dividends ...............          12,035            136,759
                                                 -----------       ------------
Total issued ...............................         223,841          2,551,521
Shares redeemed ............................        (108,202)        (1,230,390)
                                                 -----------       ------------
Net increase ...............................         115,639       $  1,321,131
                                                 ===========       ============
--------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 28, 2001

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended August 31, 2000                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         236,784       $  2,578,590
Shares issued to shareholders
in reinvestment of dividends ...............          24,482            265,078
                                                 -----------       ------------
Total issued ...............................         261,266          2,843,668
Shares redeemed ............................        (410,140)        (4,431,524)
                                                 -----------       ------------
Net decrease ...............................        (148,874)      $ (1,587,856)
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended February 28, 2001                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         312,556       $  3,592,146
Automatic conversion
of shares ..................................         896,706         10,214,518
Shares issued to shareholders
in reinvestment of
dividends ..................................         172,955          1,964,760
                                                 -----------       ------------
Total issued ...............................       1,382,217         15,771,424
Shares redeemed ............................      (1,090,361)       (12,371,169)
                                                 -----------       ------------
Net increase ...............................         291,856       $  3,400,255
                                                 ===========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended August 31, 2000                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................         399,431       $  4,340,658
Automatic conversion
of shares ..................................       2,358,345         25,642,543
Shares issued to shareholders
in reinvestment of
dividends ..................................         368,042          3,987,609
                                                 -----------       ------------
Total issued ...............................       3,125,818         33,970,810
Shares redeemed ............................      (3,420,976)       (37,039,610)
                                                 -----------       ------------
Net decrease ...............................        (295,158)      $ (3,068,800)
                                                 ===========       ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended February 28, 2001.

6. Capital Loss Carryforward:

At August 31, 2000, the Fund had a net capital loss carryforward of approximately $3,190,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

7. Subsequent Event:

On March 13, 2001, the Fund's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Fund would acquire substantially all of the assets and liabilities of Merrill Lynch California Insured Municipal Bond Fund and Merrill Lynch California Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust in exchange for newly issued shares of the Fund. These Funds are registered, non-diversified, open-end management investment companies. All three entities have a similar investment objective and are managed by FAM.

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ 08543-9011

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